SCHEDULE OF RESEARCH AND DEVELOPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and Development [Abstract]
Payroll and related expenses	$ 8,997	$ 8,778	$ 7,556
Subcontracted work and consulting	1,229	1,523	1,751
Share-based payments to service provider	19	57	118
Rent and office maintenance	936	1,068	810
Travel expenses	90	141	44
Other	416	362	309
Less participation in grants	(100)	(395)	(351)
Sales of prototypes			(67)
Research and development total	$ 11,587	$ 11,534	$ 10,170